December 31, 2001

Berger Institutional
Products Trust
Annual Report

[BERGER FUNDS LOGO]

BERGER IPT-INTERNATIONAL FUND

This report reflects the financial position of the Fund at December 31, 2001 and the results of operations and changes in its net assets for the periods indicated.

                                                   Berger IPT-International Fund

TABLE OF CONTENTS
================================================================================

BERGER IPT-INTERNATIONAL FUND

Portfolio Manager Commentary ..............................................    4

Schedule of Investments ...................................................    5

FINANCIAL STATEMENTS AND NOTES

Statement of Assets and Liabilities .......................................    9

Statement of Operations ...................................................   10

Statements of Changes in Net Assets .......................................   11

Notes to Financial Statements .............................................   12

FINANCIAL HIGHLIGHTS ......................................................   15

REPORT OF INDEPENDENT ACCOUNTANTS .........................................   16

FUND TRUSTEES AND OFFICERS (UNAUDITED) ....................................   17

This material must be preceded or accompanied by a prospectus. Berger Distributors LLC - Member NASD (2/02)


                 Berger IPT-International Fund o December 31, 2001 Annual Report

4
                              Ticker Symbol                                BINLX
BERGER IPT-                   PORTFOLIO MANAGER COMMENTARY BANK OF IRELAND ASSET
INTERNATIONAL FUND                                        MANAGEMENT (U.S.) LTD.
================================================================================
Market Conditions

The year 2001 began with global equity markets struggling in the face of a rapidly slowing economy, declining corporate earnings and continued unwinding of the late 1990s technology bubble. Even prior to the horrific events of September 11, most major equity markets were firmly in bear territory. Despite a furious fourth quarter rally, fueled primarily by optimism over an anticipated recovery in 2002, most developed equity markets ended the year with double-digit negative returns. Only Australia and New Zealand posted modest gains.

The economic climate at the end of 2001 was gloomy worldwide. The German economy has been experiencing a painfully slow downturn, and those economies that had enjoyed strong growth (France, Italy and Spain) began to slide in the same direction. However, the Euroland economy is likely to record positive growth for the full year and may avoid the recession that has stalked much of the global economy. Although not insulated from the global slowdown, the UK economy has proven to be one of the most robust in the developed world. Japan's economy showed little sign of recovery during the fourth quarter, continuing its year-long downward spiral to slip into yet another recession.

Fund Performance

Against this difficult backdrop, the Berger IPT -International Fund (the "Fund") declined 20.27% for the year ended December 31, 2001, compared with a drop of 21.21% in the MSCI EAFE Index.(1) The Fund managed to slightly outperform the index as a result of the defensive bias of its holdings. Defensive sectors such as healthcare, energy and consumer staples outperformed the TMT (Technology, Media, and Telecommunications) and cyclical sectors in all but the fourth quarter.

Although the financial sector generally performed inline with the broader market, two UK financial institutions, Barclays PLC and Lloyds TSB Group PLC, held up well and had the largest positive impact on the portfolio. Netherlands-based ING Groep NV and French insurer AXA both had a difficult year. Both of these financial services companies attributed their poor results to decreasing demand caused by a slowing global economy, weak equity markets and claims arising from the September 11 terrorist attacks.

Despite strong gains during the final quarter, the portfolio's telecommunications holdings fared the worst. French-quoted equipment maker Alcatel Althsom suffered as demand for its products slowed rapidly. Vodafone Group PLC, the world's largest mobile operator, was dragged down by negative sentiment surrounding the sector as well as by announcement of a fiscal first-half loss of US$9.74 billion as a result of a goodwill write-off associated with recent acquisitions. Vodafone's results before the write-off revealed good growth and lower-than-expected expenditures.

Nokia Oyj was unique among telecommunications holdings, contributing strongly to Fund performance after announcing that fourth quarter sales and earnings might be better than expected.

Beverage company Diageo PLC also posted good results, citing strong performance from its spirits division.

Outlook

We believe the global economy will likely spend much of 2002 digging itself out of recession, with growth possibly set to recover somewhat in the second half of the year. However, the strength of this recovery may not be as powerful as capital markets have anticipated. For the first time since the 1960s, the economies of the United States, Japan and Germany all contracted in the third quarter. This synchronized downturn may make it difficult for a widespread revival in global consumer demand, particularly as the employment situation continues to deteriorate in many economies.

Nevertheless, the U.S. benchmark interest rate is at a 40-year low, Germany's lending rates are at their lowest level in more than a decade and Japan's central bank continues to pump money into an economy with zero nominal interest rates. Equity markets have typically benefited from these low-rate environments--some benefit was reflected in the fourth quarter. Given time, economies may ultimately gain from cheaper credit conditions.

We believe inflation is likely to remain benign. As economic recovery takes hold, corporate profits could improve--helping to underpin valuations--and interest rates may rise. However, we do not believe the recovery will be so strong as to prompt an aggressive rise in rates.

In our opinion, markets will remain volatile. We believe stocks with dependable top- and bottom-line growth will provide the best returns over the next few years and that the current valuations ascribed to cyclicals are too optimistic. Despite uncertainties about the macroeconomic outlook, there are companies likely to produce good earnings growth and margin expansion independent of the economic cycle. Taking all of this into account, we believe there are no obvious sectors or geographic regions that are obvious winners in the current environment. Consequently, we believe continued focus on judicious stock selection will drive returns in 2002.



Past performance is no guarantee of future results.

(1)The Morgan Stanley Capital International EAFE Index represents major overseas markets. The Index is unmanaged, with dividends reinvested, and investors cannot actually make investments in the Index.

Berger IPT-International Fund o December 31, 2001 Annual Report

                                                   Berger IPT-International Fund
PERFORMANCE OVERVIEW
================================================================================

BERGER IPT-INTERNATIONAL FUND
GROWTH OF $10,000

[GRAPH]

                                   12/31/01
Berger IPT-International Fund       $10,686

MSCI EAFE Index                     $10,700

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

One Year                             (20.27)%

Life of Fund (5/1/97)                  1.43%

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in the Fund are not insured by the Federal Deposit Insurance Corporation, are not deposits and are not obligations of, or endorsed or guaranteed in any way by, any bank. Foreign investing involves special risks, such as currency fluctuations and political and economic uncertainty, which are discussed further in the prospectus.

================================================================================

SCHEDULE OF INVESTMENTS

                                                                                            December 31, 2001
-------------------------------------------------------------------------------------------------------------
Country/Shares            Company                          Industry                                     Value
-------------------------------------------------------------------------------------------------------------
COMMON STOCK (94.42%)
Australia (2.63%)
       5,883              Brambles Industries Ltd.         Transport                             $     31,317
       2,290              National Australia Bank Ltd.     Banks                                       37,344
       4,327              News Corp. Ltd.                  Media & Photography                         34,599
       5,187              Westpac Banking Corp. Ltd.       Banks                                       41,829
-------------------------------------------------------------------------------------------------------------
                                                                                                      145,089
-------------------------------------------------------------------------------------------------------------


Denmark (0.42%)
         660              TDC A/S                          Telecommunications Services                 23,510
-------------------------------------------------------------------------------------------------------------


Finland (0.66%)
       1,420              Nokia Oyj                        Information Technology Hardware             36,606
-------------------------------------------------------------------------------------------------------------


France (10.10%)
       2,500              Alcatel Alsthom                  Information Technology Hardware             42,727
       1,972              Aventis SA                       Pharmaceuticals                            139,991
       3,835              AXA                              Insurance                                   80,120
         510              Lafarge SA                       Construction & Building Materials           47,622
       1,105              TotalFinaElf SA - Class B        Oil & Gas                                  157,772
       1,608              Vivendi Universal SA             Diversified Industrials                     88,029
-------------------------------------------------------------------------------------------------------------
                                                                                                      556,261
-------------------------------------------------------------------------------------------------------------


                 Berger IPT-International Fund o December 31, 2001 Annual Report

6

BERGER IPT-
INTERNATIONAL FUND

================================================================================

SCHEDULE OF INVESTMENTS

                                                                                            December 31, 2001
-------------------------------------------------------------------------------------------------------------
Country/Shares            Company                          Industry                                     Value
-------------------------------------------------------------------------------------------------------------
COMMON STOCK (94.42%) - CONTINUED
Germany (5.15%)
       2,224              Bayer AG                         Chemicals - Commodity                 $     70,873
         900              Bayerische Hypo-Und
                            Vereinsbank AG                 Banks                                       27,495
       2,078              Bayerische Motoren Werke AG      Automobiles                                 72,417
       2,179              E.On AG                          Diversified Industrials                    112,848
-------------------------------------------------------------------------------------------------------------
                                                                                                      283,633
-------------------------------------------------------------------------------------------------------------

Hong Kong (2.73%)
       6,000              Cheung Kong (Holdings) Ltd.      Real Estate                                 62,326
       6,000              China Mobile Ltd.*               Telecommunications Services                 21,121
     196,000              Petrochina Co. Ltd.              Oil & Gas                                   34,687
       4,000              Sun Hung Kai Properties Ltd.     Real Estate                                 32,317
-------------------------------------------------------------------------------------------------------------
                                                                                                      150,451
-------------------------------------------------------------------------------------------------------------

Italy (3.38%)
       6,769              ENI S.p.A.                       Oil & Gas                                   84,838
      11,855              Telecom Italia S.p.A.            Telecommunications Services                101,306
-------------------------------------------------------------------------------------------------------------
                                                                                                      186,144
-------------------------------------------------------------------------------------------------------------

Japan (14.31%)
         500              ACOM Co. Ltd.                    Specialty & Other Finance                   36,448
       4,000              Canon, Inc.                      Electronic & Electrical Equipment          137,699
       2,000              Fuji Photo Film Co. Ltd.         Media & Photography                         71,445
      10,000              Hitachi Ltd. +                   Information Technology Hardware             73,277
       1,300              Honda Motor Co. Ltd. +           Automobiles                                 51,897
         600              Hoya Corp.                       Electronic & Electrical Equipment           35,860
         500              Murata Manufacturing Co. Ltd.    Information Technology Hardware             29,998
       5,000              NEC Corp. +                      Information Technology Hardware             51,027
         400              Nintendo Co. Ltd.                Entertainment/Leisure/Toys                  70,071
           4              NTT DoCoMo, Inc.                 Telecommunications Services                 47,019
         200              Rohm Co. Ltd.                    Information Technology Hardware             25,968
         300              SMC Corp.                        Engineering & Machinery                     30,547
         800              Sony Corp.                       Household Goods & Textiles                  36,577
       2,000              Takeda Chemical Industries Ltd.  Pharmaceuticals                             90,527
-------------------------------------------------------------------------------------------------------------
                                                                                                      788,360
-------------------------------------------------------------------------------------------------------------

Netherlands (12.89%)
       4,935              ABN Amro Holdings NV             Banks                                       79,467
       3,304              Elsevier NV                      Media & Photography                         39,057
       1,167              Fortis Group NV                  Banks                                       30,281
         850              Heineken NV                      Beverages                                   32,225
       7,050              ING Groep NV                     Banks                                      179,732
       4,330              Koninklijke Ahold NV             Food & Drug Retailers                      125,960
       3,966              Koninklijke Philips
                            Electronics NV                 Household Goods & Textiles                 117,843
         945              Royal Dutch Petroleum            Oil & Gas                                   47,864
       1,565              TPG NV                           Support Services                            33,852
         785              VNU NV                           Media & Photography                         24,115
-------------------------------------------------------------------------------------------------------------
                                                                                                      710,396
-------------------------------------------------------------------------------------------------------------

Portugal (0.30%)
       7,537              Electricidade de Portugal SA     Electricity                                 16,370
-------------------------------------------------------------------------------------------------------------

Singapore (0.32%)
       1,500              Singapore Press Holdings Ltd.    Media & Photography                         17,709
-------------------------------------------------------------------------------------------------------------

South Korea (0.34%)
         825              Pohang Iron & Steel Co.
                            - Spon. ADR                    Steel & Other Materials                     18,975
-------------------------------------------------------------------------------------------------------------


Berger IPT-International Fund o December 31, 2001 Annual Report

                                                   Berger IPT-International Fund

================================================================================

SCHEDULE OF INVESTMENTS

                                                                                            December 31, 2001
-------------------------------------------------------------------------------------------------------------
Country/Shares/Par Value  Company                          Industry                                     Value
-------------------------------------------------------------------------------------------------------------
COMMON STOCK (94.42%) - CONTINUED
Spain (2.83%)
      10,454              Banco Santander Central
                            Hispano SA                     Banks                                $      87,566
       5,116              Telefonica SA*                   Telecommunications Services                 68,447
-------------------------------------------------------------------------------------------------------------
                                                                                                      156,013
-------------------------------------------------------------------------------------------------------------

Sweden (0.58%)
       5,860              Telefonaktiebolaget LM
                            Ericsson - Class B             Information Technology Hardware             31,954
-------------------------------------------------------------------------------------------------------------

Switzerland (10.85%)
         770              Nestle SA Reg.                   Food Producers & Processors                164,244
       2,360              Novartis AG Reg.                 Pharmaceuticals                             85,322
       1,130              Roche Holding                    Pharmaceuticals                             80,685
       1,447              Swiss Re Reg.                    Insurance                                  145,607
       2,415              UBS AG Reg.                      Banks                                      121,943
-------------------------------------------------------------------------------------------------------------
                                                                                                      597,801
-------------------------------------------------------------------------------------------------------------

United Kingdom (26.93%)
       2,200              3i Group PLC                     Investment Co.                              27,490
       1,125              Astrazeneca PLC                  Pharmaceuticals                             50,668
       5,230              Barclays PLC                     Banks                                      172,977
       6,710              Cable & Wireless PLC             Telecommunications Services                 32,240
       7,229              Cadbury Schweppes PLC            Food Producers & Processors                 46,032
       7,753              Compass Group PLC                Restaurants/Pubs/Breweries                  58,047
       9,673              Diageo PLC                       Beverages                                  110,391
       4,481              EMI Group PLC - Class B          Media & Photography                         23,257
       6,735              GlaxoSmithKline PLC              Pharmaceuticals                            168,705
       8,320              Hilton Group PLC                 Leisure, Entertainment, & Hotels            25,522
       4,800              HSBC Holdings PLC                Commercial Banks & Other Banks              56,245
      14,209              Lloyds TSB Group PLC             Banks                                      154,101
       7,655              Prudential Corp. PLC             Life Assurance                              88,586
       4,050              Reuters Group PLC                Media & Photography                         40,038
       1,450              RMC Group PLC                    Construction & Building Materials           13,049
      17,833              Shell Transport And
                            Trading Co. PLC                Oil & Gas                                  122,369
       1,614              Smiths Group PLC                 Aerospace & Defense                         15,885
       3,510              TI Automotive Ltd. -
                          Ordinary A Shares*@[X]           Automobile Components                           --
       8,733              Unilever PLC                     Food Producers & Processors                 71,606
      63,852              Vodafone Group PLC               Telecommunications Services                166,858
       3,590              WPP Group PLC                    Media & Photography                         39,665
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,483,731
-------------------------------------------------------------------------------------------------------------
Total Common Stock
(Cost $5,355,246)                                                                                   5,203,003
-------------------------------------------------------------------------------------------------------------

Repurchase Agreement (0.89%)
     $49,000              State Street Repurchase Agreement,
                          1.40% dated December 31, 2001, to be
                          repurchased at $49,004 on January 2, 2002,
                          collateralized by FFCB Agency Note, 2.95% -
                          June 27, 2003 with a value of $50,063                                        49,000
-------------------------------------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $49,000)                                                                                         49,000
-------------------------------------------------------------------------------------------------------------
Total Investments (Cost $5,404,246) (95.31%)                                                        5,252,003
Total Other Assets, Less Liabilities (4.69%)                                                          258,159
-------------------------------------------------------------------------------------------------------------
Net Assets (100.00%)                                                                               $5,510,162
-------------------------------------------------------------------------------------------------------------


                 Berger IPT-International Fund o December 31, 2001 Annual Report

8

BERGER IPT-
INTERNATIONAL FUND

================================================================================

SCHEDULE OF INVESTMENTS

Outstanding Forward Foreign Currency Contracts

                                    Contract          Maturity               Value on         Unrealized
          Currency                    Amount              Date      December 31, 2001       Appreciation
--------------------------------------------------------------------------------------------------------
Sell  Japanese Yen                 5,631,000         1/10/2002                $43,003             $3,121
Sell  Japanese Yen                 6,977,000         1/28/2002                 53,330              3,118
Sell  Japanese Yen                 3,609,000         2/13/2002                 27,609              1,159
Sell  Japanese Yen                 5,409,000         2/19/2002                 41,391              1,099
--------------------------------------------------------------------------------------------------------
                                                                             $165,333             $8,497
--------------------------------------------------------------------------------------------------------

* Non-income producing security.
+ Security is designated as collateral for forward foreign currency contracts. ADR - American Depositary Receipt.
FFCB - Federal Farm Credit Bank.
PLC -  Public Limited Company.
@ - Security valued at fair value determined in good faith pursuant to procedures established by and under the supervision of the Fund's trustees.

[X] Schedule of Restricted Securities and/or Illiquid Securities

                                                      Fair Value
                        Date                  Fair          as a %
                    Acquired       Cost      Value   of Net Assets
----------------------------------------------------------------
TI Automotive Ltd. -
Ordinary A Shares  6/30/2001        $0         $0       0.00%

See notes to financial statements.


Berger IPT-International Fund o December 31, 2001 Annual Report

                                                  Financial Statements and Notes

FINANCIAL STATEMENTS

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

                                                                            December 31, 2001
---------------------------------------------------------------------------------------------
ASSETS
Investments, at cost                                                              $ 5,404,246
---------------------------------------------------------------------------------------------
Investments, at value                                                             $ 5,252,003
Cash                                                                                      140
Foreign cash (cost $19,570)                                                            19,331
Receivables
   Fund shares sold                                                                   247,107
   Dividends                                                                           13,185
   Due from Advisor                                                                     1,700
Net unrealized appreciation on forward foreign currency contracts                       8,497
---------------------------------------------------------------------------------------------
        Total Assets                                                                5,541,963
---------------------------------------------------------------------------------------------
LIABILITIES
PAYABLES
    Investment securities purchased                                                    14,072
    Fund shares redeemed                                                                4,560
Accrued investment advisory fees                                                        3,724
Accrued custodian and accounting fees                                                   3,621
Accrued transfer agent fees                                                               425
Accrued audit fees                                                                      5,335
Other accrued expenses                                                                     64
---------------------------------------------------------------------------------------------
        Total Liabilities                                                              31,801
---------------------------------------------------------------------------------------------

Net Assets Applicable to Shares Outstanding                                       $ 5,510,162
---------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                                           $ 6,113,584
Undistributed net investment income                                                   112,851
Undistributed net realized loss on securities and foreign currency transactions      (572,070)
Net unrealized depreciation on securities and foreign currency transactions          (144,203)
---------------------------------------------------------------------------------------------
                                                                                  $ 5,510,162
---------------------------------------------------------------------------------------------
Shares Outstanding (par value $0.01, unlimited shares authorized)                     574,813
---------------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                          $      9.59
---------------------------------------------------------------------------------------------

See notes to financial statements.


                 Berger IPT-International Fund o December 31, 2001 Annual Report

10

FINANCIAL STATEMENTS

================================================================================

STATEMENT OF OPERATIONS

                                                                                                For the Year Ended
                                                                                                 December 31, 2001
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of foreign taxes)                                                                    $   169,969
   Interest                                                                                                  4,286
------------------------------------------------------------------------------------------------------------------
        Total Income                                                                                       174,255
------------------------------------------------------------------------------------------------------------------

EXPENSES
   Investment advisory fees                                                                                 49,514
   Accounting fees                                                                                           6,027
   Custodian fees                                                                                           11,846
   Transfer agent fees                                                                                       6,641
   Registration Fees                                                                                           305
   Audit fees                                                                                               16,301
   Legal fees                                                                                                  176
   Trustees' fees and expenses                                                                                 472
   Shareholder reporting fees                                                                                1,445
   Other expenses                                                                                              432
------------------------------------------------------------------------------------------------------------------
      Gross Expenses                                                                                        93,159
      Less fees waived and/or reimbursed by Advisor                                                        (23,367)
      Less earnings credits                                                                                   (112)
------------------------------------------------------------------------------------------------------------------
      Net Expenses                                                                                          69,680
------------------------------------------------------------------------------------------------------------------
      Net Investment Income                                                                                104,575
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS ON SECURITIES
   AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on securities and foreign currency transactions                                         (508,677)
Net change in unrealized appreciation (depreciation) on securities and foreign currency transactions      (982,032)
------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Securities and Foreign Currency Transactions                        (1,490,709)
------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $(1,386,134)
------------------------------------------------------------------------------------------------------------------

Foreign taxes withheld                                                                                 $    12,277
------------------------------------------------------------------------------------------------------------------

See notes to financial statements.


Berger IPT-International Fund o December 31, 2001 Annual Report

                                                  Financial Statements and Notes

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Year Ended December 31,
                                                                                      2001           2000
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                             $   104,575    $    36,654
Net realized gain (loss) on securities and foreign currency transactions             (508,677)       408,483
Net change in unrealized appreciation (depreciation) on securities and foreign
  currency transactions                                                              (982,032)    (1,129,884)
------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                               (1,386,134)      (684,747)
------------------------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends (from net investment income)                                                (55,471)       (20,406)
Distributions (from net realized gains on investments)                               (363,084)            --
------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders          (418,555)       (20,406)
------------------------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                                           3,475,569      5,688,143
Net asset value of shares issued in reinvestment of dividends and distributions       418,555         20,406
Payments for shares redeemed                                                       (3,290,420)    (4,414,510)
------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Derived from Fund Share Transactions                       603,704      1,294,039
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                              (1,200,985)       588,886

NET ASSETS
Beginning of period                                                                 6,711,147      6,122,261
------------------------------------------------------------------------------------------------------------
End of period                                                                     $ 5,510,162    $ 6,711,147
------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                               $   112,851    $    49,304
------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN FUND SHARES
Shares sold                                                                           315,384        410,228
Shares issued to shareholders in reinvestment of dividends and distributions           44,958          1,609
Shares redeemed                                                                      (297,791)      (317,947)
------------------------------------------------------------------------------------------------------------
Net Increase in Shares                                                                 62,551         93,890
Shares outstanding, beginning of period                                               512,262        418,372
------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                                     574,813        512,262
------------------------------------------------------------------------------------------------------------

See notes to financial statements.


                 Berger IPT-International Fund o December 31, 2001 Annual Report

12

NOTES TO FINANCIAL
STATEMENTS
December 31, 2001

================================================================================

1.  Organization and Significant Accounting Policies

Organization

The Berger IPT-International Fund (the "Fund") is a series of the Berger Institutional Products Trust (the "Trust"), a Delaware business trust, established on October 17, 1995. The Trust is organized as a diversified open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund, Berger IPT-Growth Fund, Berger IPT-Large Cap Growth Fund (formerly Berger IPT-Growth and Income Fund), Berger IPT-Small Company Growth Fund and Berger IPT-New Generation Fund (collectively the "Funds") are the only portfolios established under the Trust, although others may be added in the future.

The Trust is registered under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933. Shares of each Fund are fully paid and non-assessable when issued. All Shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans.

At December 31, 2001, Berger LLC ("Berger")indirectly owned 32% of the outstanding shares of the Fund.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the Fund's net asset value are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Calculation of Net Asset Value

The Fund's per share calculation of net asset value is determined by dividing the total value of it assets, less liabilities, by the total number of shares outstanding.

Federal Income Tax Status

It is the Fund's intention to comply with the provisions of subchapter M of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute all of its taxable income, if any, to shareholders. Therefore, no income tax provision is required.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain


Berger IPT-International Fund o December 31, 2001 Annual Report

                                                  Financial Statements and Notes

================================================================================

dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Common Expenses

Certain expenses, which are not directly allocable to a specific Fund of the Trust, are allocated pro rata to the Funds.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2.  Agreements

Berger serves as the investment advisor to the Fund. As compensation for its services to the Fund, Berger receives an investment advisory fee according to the following annual rates of average daily net assets: .85% of the first $500 million; .80% of the next $500 million; and .75% over $1 billion. Such fee is accrued daily and paid monthly. Berger has delegated the day-to day portfolio management of the Fund to Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), which serves as the investment sub-advisor. As sub-advisor to the Fund, BIAM receives a sub-advisory fee from Berger based on the average daily net assets of the Fund.

Berger has agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any given fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.20% of the average daily net assets of the Fund.

The Fund has entered into an administrative services agreement with Berger. Berger currently provides these administrative services to the Fund at no cost.

The Trust, on behalf of the Fund, has entered into a custody, recordkeeping and pricing agreement with State Street Bank and Trust Company ("State Street"). The custody, recordkeeping and pricing agreement provides for the monthly payment of a fee computed as a percentage of average daily net assets on a total relationship basis with other Berger Funds. State Street's fees for custody, recordkeeping and pricing are subject to reduction by credits earned by the Fund, based on the cash balances of the Fund held by State Street as custodian. Such reductions are included in Earnings Credits in the Statement of Operations.

Certain officers and/or directors of Berger are also officers and/or trustees of the Trust. Trustees who are not affiliated with Berger are compensated for their services. Such fees are allocated among the entire Berger Funds complex. For the year ended December 31, 2001, such trustees' fees and expenses totaled $472 for the Fund.

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various funds advised by Berger until distribution in accordance with the Plan.

3. Investment Transactions

Purchases and Sales

Purchases and sales proceeds of investment securities (excluding short-term securities) were $1,454,990 and $1,396,033, respectively, for the year ended December 31, 2001.

There were no purchases or sales of long-term U.S. government securities during the period.

Forward Contracts

The Fund may hold forward foreign currency exchange contracts for the purpose of hedging the portfolio against exposure to market value fluctuations. The use of such instruments may involve certain risks as a result of unanticipated movements in the market, a lack of correlation between the value of such instruments and the assets being hedged, or unexpected adverse price movement. In addition, there can be no assurance that a liquid secondary market will exist for the instrument. Realized and unrealized gains or losses on forward foreign currency contracts are included in Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations.


                 Berger IPT-International Fund o December 31, 2001 Annual Report

14

NOTES TO FINANCIAL
STATEMENTS
December 31, 2001

================================================================================

Repurchase Agreements

Repurchase agreements held by the Fund are fully collateralized by U.S. government or government agency securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

4.  Federal Income Taxes

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends to shareholders was $55,471 of ordinary income distributions and $363,084 of long-term capital gain distributions.

Dividends received by shareholders of the Fund, which are derived from foreign source income, and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund. During the year ended December 31, 2001, the Fund paid $12,277 of foreign taxes on $182,247 of foreign source income.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses and foreign currency transactions. Accordingly, these permanent differences have been reclassified to paid-in-capital.

The tax components of capital represent distribution requirements the Fund must satisfy and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years.

                            TAX COMPONENTS OF CAPITAL

--------------------------------------------------------------------------------
Federal Tax Cost of Securities                                      $ 5,492,130
Tax appreciation                                                    $   546,525
Tax depreciation                                                       (786,652)
  Net tax appr./(depr.)                                                (240,127)
Undist. ordinary income                                                 121,336
Accumulated capital losses                                             (323,870)
Post-October loss deferral                                             (160,317)
Cumulative effect of other timing difference                             (8,485)
--------------------------------------------------------------------------------

The primary difference between book and tax appreciation/depreciation is due to wash sale loss deferrals. Accumulated capital losses represent net capital loss carryovers, which may be used to offset future realized capital gains for federal income tax purposes, and expire in 2009. During the year ended December 31, 2001, the Fund elected to defer the post-October 31 net capital and/or currency losses, above, to the year ended December 31, 2002. The cumulative effect of other timing differences is primarily composed of foreign currency contracts.

5. Line of Credit

The Fund is party to an ongoing agreement with State Street that allows funds managed by Berger, collectively, to borrow up to $100 million for temporary or emergency purposes. Interest, based on the Federal Funds Rate plus a spread, is charged to the specific party that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. The Fund had no line of credit borrowings outstanding at December 31, 2001.

6.  Subsequent Events

In January 2002, Berger changed its name to Berger Financial Group LLC. This name change will not impact the investment advisory services provided to or on the fees borne by the Fund for advisory services.



Berger IPT-International Fund o December 31, 2001 Annual Report

FINANCIAL
HIGHLIGHTS

================================================================================

BERGER IPT-INTERNATIONAL FUND

For a Share Outstanding Throughout the Period

                                                                                 Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                               2001          2000          1999          1998            1997(1)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    13.10    $    14.63    $    11.21    $     9.79      $    10.00
-------------------------------------------------------------------------------------------------------------------------------

FROM INVESTMENT OPERATIONS
      Net investment income                                      0.21          0.10          0.03          0.08            0.05
      Net realized and unrealized gains (losses) from
         investments and foreign currency transactions          (2.89)        (1.59)         3.47          1.50           (0.26)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                (2.68)        (1.49)         3.50          1.58           (0.21)
-------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
      Dividends (from net investment income)                    (0.11)        (0.04)        (0.08)        (0.14)             --
      Distributions (from net realized gains
        on investments)                                         (0.72)           --            --         (0.02)             --
-------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                               (0.83)        (0.04)        (0.08)        (0.16)             --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $     9.59    $    13.10    $    14.63    $    11.21      $     9.79
-------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                (20.27)%      (10.18)%       31.24%        16.13%          (2.10)%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period                            $5,510,162    $6,711,147    $6,122,261    $5,430,076      $2,705,831
      Net expense ratio to average net assets(3)                 1.20%         1.20%         1.20%         1.20%           1.20%(4)
      Ratio of net investment income
         to average net assets                                   1.80%         0.55%         0.51%         2.85%           0.86%(4)
      Gross expense ratio to average net assets                  1.60%         2.14%         2.46%         2.85%           3.83%(4)
      Portfolio turnover rate(2)                                   24%           35%           26%           20%             14%


(1) For the period from May 1, 1997 (commencement of investment operations) to December 31, 1997.

(2)  Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4)  Annualized.

See notes to financial statements.


                 Berger IPT-International Fund o December 31, 2001 Annual Report

16

REPORT OF INDEPENDENT
ACCOUNTANTS

================================================================================

To the Board of Trustees and Shareholders of Berger Institutional Products Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Berger IPT-International Fund (one of the portfolios constituting Berger Institutional Products Trust, hereafter referred to as the "Trust") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP


Denver, Colorado
February 4, 2002


Berger IPT-International Fund o December 31, 2001 Annual Report

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

The Fund is supervised by a board of trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian. The following table provides information about each of the trustees and officers of the Trust.

                  POSITION(S)
                  HELD WITH THE                                                                    NUMBER OF
                  TRUST, TERM OF                                                                   FUNDS IN FUND
                  OFFICE AND                                                                       COMPLEX         OTHER
NAME, ADDRESS     LENGTH OF                                                                        OVERSEEN BY     DIRECTORSHIPS
AND AGE           TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS                    TRUSTEE         HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Michael Owen      Chairman of     Dean of Zayed University (since September 2000). Formerly self-     22         N/A
210 University    the Board       employed as a financial and management consultant, and in real
Blvd.                             estate development (from June 1999 to September 2000). Dean
Suite 800                         (from 1993 to June 1999), and a member of the Finance faculty
Denver, CO 80206                  (from 1989 to 1993), of the College of Business, Montana State
                                  University. Formerly, Chairman and Chief Executive Officer of
DOB: 1937                         Royal Gold, Inc. (mining) (1976 to 1989).
----------------------------------------------------------------------------------------------------------------------------------
Dennis E. Baldwin  Trustee        President, Baldwin Financial Counseling (since July 1991).          22         N/A
210 University                    Formerly, Vice President and Denver Office Manager of Merrill
Blvd.                             Lynch Capital Markets (1978 to 1990).
Suite 800
Denver, CO 80206

DOB: 1928
----------------------------------------------------------------------------------------------------------------------------------
Katherine A.      Vice Chair of   Managing Principal (since September 1987), Sovereign Financial      22         N/A
Cattanach         the Board       Services, Inc. (investment consulting firm). Executive Vice
210 University                    President (1981 to 1988), Captiva Corporation, Denver, Colorado
Blvd.                             (private investment management firm). Ph.D. in Finance (Arizona
Suite 800                         State University); Chartered Financial Analyst (CFA).
Denver, CO 80206

DOB: 1945
----------------------------------------------------------------------------------------------------------------------------------
Paul R. Knapp     Trustee         Executive Officer of DST Systems, Inc. ("DST", a publicly traded    22         Director and Vice
210 University                    information and transaction processing company, which acts as the              President (February
Blvd.                             Funds' transfer agent (since October 2000). President of Vermont               1998 to November
Suite 800                         Western Assurance, Inc., a wholly owned subsidiary of DST                      2000) of West Side
Denver, CO 80206                  Systems (since December 2000). President, Chief Executive                      Investments, Inc.
                                  Officer and a director (September 1997 to October 2000) of DST                 (investments), a
DOB: 1945                         Catalyst, Inc., an international financial markets consulting,                 wholly owned sub-
                                  software and computer services company, (now DST International,               sidiary of DST
                                  a subsidiary of DST). Previously (1991 to October 2000), Chairman,             Systems,Inc.
                                  President, Chief Executive Officer and a director of Catalyst
                                  Institute (international public policy research organization focused primarily on financial markets and institutions); also (1991 to
                                  September 1997), Chairman, President, Chief Executive Officer
                                  and a director of Catalyst Consulting (international financial institutions business consulting firm).
----------------------------------------------------------------------------------------------------------------------------------
Harry T. Lewis, Jr. Trustee       Lewis Investments (since June 1988) (self-employed private          22         Director, J.D.
210 University                    investor). Formerly, Senior Vice President, Rocky Mountain                     Edwards & Co.
Blvd.                             Region, of Dain Bosworth Incorporated and member of that firm's                (1995 to March
Suite 800                         Management Committee (1981 to 1988).                                           2002); Director,
Denver, CO 80206                                                                                                 National Fuel
                                                                                                                 Corporation (oil &
DOB:1933                                                                                                         gas production);
                                                                                                                 Advisory Director,
                                                                                                                 Otologics, LLC,
                                                                                                                 (implantable
                                                                                                                 hearing aid)
                                                                                                                 (since 1999);
                                                                                                                 Member of
                                                                                                                 Community Advisory
                                                                                                                 Board, Wells Fargo
                                                                                                                 Bank-Denver
----------------------------------------------------------------------------------------------------------------------------------



                 Berger IPT-Intermational Fund o December 31, 2001 Annual Report

18

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

                  POSITION(S)
                  HELD WITH THE                                                                  NUMBER OF
                  TRUST, TERM OF                                                                 FUNDS IN FUND
                  OFFICE AND                                                                     COMPLEX         OTHER
NAME, ADDRESS     LENGTH OF                                                                      OVERSEEN BY     DIRECTORSHIPS
AND AGE           TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS                  TRUSTEE         HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
William Sinclaire  Trustee        President (since January 1998), Santa Clara LLC (privately        22           N/A
210 University                    owned agriculture company). President (January 1963 to January
Blvd.                             1998), Sinclaire Cattle Co. (privately owned agriculture com-
Suite 800                         pany).
Denver, CO 80206

DOB: 1928
----------------------------------------------------------------------------------------------------------------------------------
Albert C. Yates    Trustee        President (since 1990), Chancellor and Professor of Chemistry -   22           Member, Board of
210 University                    Department of Chemistry, of Colorado State University. Formerly                Directors, Adolph
Blvd.                             Executive Vice President and Provost (1983 to 1990), Academic                  Coors Company
Suite 800                         Vice President and Provost (1981 to 1983) and Professor of                     (brewing company)
Denver, CO 80206                  Chemistry (1981 to 1990) of Washington State University. Vice                  (since 1998);
                                  President and University Dean for Graduate Studies and Research                Member, Board of
                                  and Professor of Chemistry of the University of Cincinnati                     Directors, Dominion
DOB: 1941                         (1977 to 1981).                                                                Industrial Capital
                                                                                                                 Bank (1999 to
                                                                                                                 2000); Member,
                                                                                                                 Board of Directors,
                                                                                                                 Centennial Bank
                                                                                                                 of the West (since
                                                                                                                 2001)
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED        Messr. Thompson is considered an interested person of the Funds due to his positions held at Berger
TRUSTEES AND      Financial Group LLC (or its affiliated companies).
OFFICERS OF THE
TRUST
----------------------------------------------------------------------------------------------------------------------------------
Jack R. Thompson  President and   President from February 1999 to May 1999) of Berger Growth        22           Audit Committee
210 University    Trustee of the  Fund and Berger Large Cap Growth Fund. President and a trustee                 Member of the
Blvd.             Trust (since    since May 1999 (Executive Vice President from February 1999 to                 Public Employees'
Suite 800         May 1999)       May 1999) of Berger Investment Portfolio Trust, Berger                         Retirement
Denver, CO 80206                  Institutional Products Trust, Berger Worldwide Funds Trust,                    Association of
                                  Berger Worldwide Portfolios Trust and Berger Omni Investment                   Colorado (pension
DOB: 1949                         Trust. President and Chief Executive Officer since June 1999                   plan) from
                                  (Executive Vice President from February 1999 to June 1999) of                  November
                                  Berger Financial Group LLC (formerly Berger LLC). Director,                    1997 to December
                                  President and Chief Executive Officer of Stilwell Management,                  2001.
                                  Inc. (since September 1999). President and Chief Executive
                                  Officer of Berger/Bay Isle LLC (since May 1999). Self-employed as a consultant from July 1995 through February 1999. Director of Wasatch Advisors (investment management) from February
                                  1997 to February 1999.
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
----------------------------------------------------------------------------------------------------------------------------------
Jay W. Tracey,    Executive Vice  Executive Vice President of the Berger Funds (since August
CFA               President of    2000). Executive Vice President and Chief Investment Officer of
210 University    the Trust       Berger Financial Group LLC (since June 2000). Portfolio man-
Blvd.             (since August   ager of the Berger Growth Fund (since August 2000); team
Suite 800         2000) and       portfolio manager of the Berger Select Fund (since June 2000)
Denver, CO 80206  Portfolio       and the Berger Large Cap Growth Fund (from January 2001
DOB: 1954         Manager (since  through December 2001). Team portfolio manager (since
                  June 2000)      December 2001) of the Berger Mid Cap Growth Fund and team
                                  interim portfolio manager (since December 2001) of the Berger
                                  New Generation Fund. Formerly, Vice President and portfolio man-
                                  ager at OppenheimerFunds, Inc. (September 1994 to May 2000).


Berger IPT-International Fund o December 31, 2001 Annual Report

================================================================================

                  POSITION(S)
                  HELD WITH THE
                  TRUST,TERM OF
                  OFFICE AND
NAME,ADDRESS      LENGTH OF
AND AGE           TIME SERVED       PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
----------------------------------------------------------------------------------------------------------------------------------
Janice M. Teague  Vice President    Vice President (since November 1998) and Assistant Secretary
210 University    of the Trust      (since February 2000 and previously from September 1996 to
Blvd.             (since November   November 1998) and Secretary (November 1998 to February
Suite 800         1998) and         2000) of the Berger Funds. Vice President (since October 1997),
Denver, CO 80206  Assistant         Secretary (since November 1998) and Assistant Secretary
                  Secretary (since  (October 1996 through November 1998) with Berger Financial
DOB:1954          February 2000)    Group LLC. Vice President and Secretary with Berger
                                    Distributors LLC (since August 1998). Vice President and
                                    Secretary of Bay Isle Financial LLC (since January 2002).
                                    Formerly, self-employed as a business consultant (from June 1995 through September 1996).
----------------------------------------------------------------------------------------------------------------------------------
Andrew J. Iseman  Vice President    Vice President of the Berger Funds (since March 2001). Vice
210 University    of the Trust      President (since September 1999) and Chief Operating Officer
Blvd.             (since March      (since November 2000) of Berger Financial Group LLC. Manager
Suite 800         2001)             (since September 1999) and Director (June 1999 to September
Denver, CO 80206                    1999) of Berger Distributors LLC. Vice President-Operations
                                    (February 1999 to November 2000) of Berger Financial Group
DOB:1964                            LLC. Associate (November 1998 to February 1999) with
                                    DeRemer & Associates (a consulting firm). Vice President-
                                    Operations (February 1997 to November 1998) and Director of
                                    Research and Development (May 1996 to February 1997) of
                                    Berger Financial Group LLC.
----------------------------------------------------------------------------------------------------------------------------------
Anthony R. Bosch  Vice President    Vice President of the Berger Funds (since February 2000). Vice
210 University    of the Trust      President (since June 1999) and Chief Legal Officer (since August
Blvd.             (since February   2000) with Berger Financial Group LLC. Vice President and Chief
Suite 800         2000)             Compliance Officer with Berger Distributors LLC (since
Denver, CO 80206                    September 2001). Vice President of Bay Isle Financial LLC
                                    (since January 2002). Formerly, Assistant Vice President of Federated
DOB:1965                            Investors, Inc. (December 1996 through May 1999), and Attorney with the U.S. Securities and Exchange Commission (June 1990 through December 1996).
----------------------------------------------------------------------------------------------------------------------------------
Brian S. Ferrie   Vice President    Vice President of the Berger Funds (since November 1998). Vice
210 University    of the Trust      President (since February 1997), Treasurer and Chief Financial
Blvd.             (since November   Officer (since March 2001) and Chief Compliance Officer (from
Suite 800         1998)             August 1994 to March 2001) with Berger Financial Group LLC.
Denver, CO 80206                    Vice President (since May 1996), Treasurer and Chief Financial
                                    Officer (since March 2001) and Chief Compliance Officer (from
DOB:1958                            May 1996 to September 2001) with Berger Distributors LLC.
----------------------------------------------------------------------------------------------------------------------------------



                 Berger IPT-International Fund o December 31, 2001 Annual Report

20

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

                  POSITION(S)
                  HELD WITH THE
                  TRUST,TERM OF
                  OFFICE AND
NAME, ADDRESS     LENGTH OF
AND AGE           TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
----------------------------------------------------------------------------------------------------------------------------------
John A. Paganelli Vice President     Vice President (since November 1998), Treasurer (since March
210 University    (since November    2001) and Assistant Treasurer (November 1998 to March 2001)
Blvd.             1998) and          of the Berger Funds. Vice President (since November 1998) and
Suite 800         Treasurer (since   Manager of Accounting (January 1997 through November 1998)
Denver, CO 80206  March 2001)        with Berger Financial Group LLC. Formerly, Manager of
                  of the Trust       Accounting (December 1994 through October 1996) and Senior
DOB:1967                             Accountant (November 1991 through December 1994) with
                                     Palmeri Fund Administrators,Inc.
----------------------------------------------------------------------------------------------------------------------------------
Sue Vreeland      Secretary of the   Secretary of the Berger Funds (since February 2000). Assistant
210 University    Trust (since       Secretary of Berger Financial Group LLC and Berger Distributors
Blvd.             February 2000)     LLC (since June 1999) and Bay Isle Financial LLC (since
Suite 800                            December 2001). Formerly, Assistant Secretary of the Janus
Denver, CO 80206                     Funds (from March 1994 to May 1999), Assistant Secretary of
                                     Janus Distributors, Inc. (from June 1995 to May 1997) and
DOB:1948                             Manager of Fund Administration for Janus Capital Corporation
                                     (from February 1992 to May 1999).
----------------------------------------------------------------------------------------------------------------------------------
David C. Price    Assistant Vice     Assistant Vice President (since March 2001) of the Berger Funds.
210 University    President of the   Assistant Vice President-Compliance (since March 2001) and
Blvd.             Trust (since       Manager-Compliance (October 1998 through March 2001) with
Suite 800         March 2001)        Berger Financial Group LLC. Formerly, Senior Auditor (August
Denver, CO 80206                     1993 through August 1998) with PricewaterhouseCoopers LLP, a public accounting firm. Licensed as a Certified Public
                                     Accountant.
DOB:1969
----------------------------------------------------------------------------------------------------------------------------------
Lance V. Campbell Assistant          Assistant Treasurer (since March 2001) of the Berger Funds.
210 University    Treasurer of the   Assistance Vice President (since January 2002) and Manager of
Blvd.             Trust (since       Investment Accounting (August 1999 through January 2002)
Suite 800         March 2001)        with Berger Financial Group LLC. Formerly, Senior Associate
Denver, CO 80206                     (December 1998 through August 1999) and Associate (August
                                     1997 through December 1998) with PricewaterhouseCoopers
DOB:1972                             LLP, and Senior Fund Accountant (January 1996 through July
                                     1997) with INVESCO Funds Group.
----------------------------------------------------------------------------------------------------------------------------------

Additional information about the Fund and its trustees is available in the Fund's Statement of Additional Information, which can be obtained free of charge by writing or calling the Fund at:

Berger Funds
P.O.Box 219958
Kansas City, MO 64121-9958
(800) 333-1001
bergerfunds.com



Berger IPT-International Fund o December 31, 2001 Annual Report

                      This page intentionally left blank.

                      This page intentionally left blank.

[BERGER FUNDS LOGO]                                                IPTINT'LANN